Label	Element	Value
VanEck Uranium+Nuclear Energy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Uranium+Nuclear Energy ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED AUGUST 4, 2022
TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2022
OF VANECK ETF TRUST

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus for VanEck ETF Trust (the “Trust”) regarding VanEck Uranium+Nuclear Energy ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective September 16, 2022 (the “Effective Date”), MarketVector Indexes GmbH (the “Index Provider”) will implement changes to the MVIS® Global Uranium & Nuclear Energy Index, the Fund’s benchmark index. In connection with changes to the MVIS® Global Uranium & Nuclear Energy Index, the Fund will experience higher portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Accordingly, on the Effective Date, the Fund’s disclosure will be modified as follows:

The “Principal Risks of Investing in the Fund” section in the Summary Prospectus and Prospectus and the “Additional Information About the Funds’ Investment Strategies and Risks - Risks of Investing in the Funds” section in the Prospectus will be modified to include the following:

Risk [Heading]	rr_RiskHeading	“Principal Risks of Investing in the Fund”
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities, which will result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. High portfolio turnover may also result in higher taxes when Fund Shares are held in a taxable account. The effects of high portfolio turnover may adversely affect Fund performance.
Supplement Closing [Text Block]	ck0001137360_SupplementClosingTextBlock	Please retain this supplement for future reference.